Basis of presentation - Basic and Diluted Earnings Per Common Share Calculation (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic earnings per common share calculation:
Net income applicable to FB Financial Corporation	$ 45,602	$ (5,599)	$ 22,873	$ 745	$ 21,572	$ 23,966	$ 18,688	$ 19,588	$ 63,621	$ 83,814	$ 80,236
Dividends paid on and undistributed earnings allocated to participating securities									0	(447)	(428)
Earnings available to common shareholders									$ 63,621	$ 83,367	$ 79,808
Weighted average basic shares outstanding (in shares)	47,204,738	40,154,841	32,094,274	31,257,739	30,934,092	30,899,583	30,859,596	30,786,684	37,621,720	30,870,474	30,675,755
Basic earnings per common share (in dollars per share)	$ 0.97	$ (0.14)	$ 0.71	$ 0.02	$ 0.69	$ 0.77	$ 0.60	$ 0.63	$ 1.69	$ 2.70	$ 2.60
Diluted earnings per common share:
Earnings available to common shareholders									$ 63,621	$ 83,367	$ 79,808
Weighted average basic shares outstanding (in shares)	47,204,738	40,154,841	32,094,274	31,257,739	30,934,092	30,899,583	30,859,596	30,786,684	37,621,720	30,870,474	30,675,755
Weighted average diluted shares contingently issuable (in shares)									478,024	532,423	639,226
Weighted average diluted shares outstanding (in shares)	47,791,659	40,637,745	32,506,417	31,734,112	31,470,565	31,425,573	31,378,018	31,349,198	38,099,744	31,402,897	31,314,981
Diluted (loss) earnings per common share (in dollars per share)	$ 0.95	$ (0.14)	$ 0.70	$ 0.02	$ 0.68	$ 0.76	$ 0.59	$ 0.62	$ 1.67	$ 2.65	$ 2.55
Restricted stock units outstanding considered to be antidilutive (in shares)									239,813